SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life				3 years	3 years	5 years	5 years
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,975	$ 1,553	$ 544